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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Stonebrook Fund Management LLC
Address:    450 Park Avenue, 12th Floor
            New York, New York  10022

Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Marc Abel
Title:            Chief Financial Officer
Phone:            212-702-4813

Signature, Place, and Date of Signing:


/S/ MARC ABEL          New York, New York                          July 27, 2004
---------------        --------------------------                  -------------
[Signature]                 [City, State]                              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for   this
     reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page
                              ---------------------

Report Summary:

Number of Other Included Managers:                                      0
                                                                     ----
Form 13F Information Table Entry Total:                                32
                                                                     ----
Form 13F Information Table Value Total:                          $786,774
                                                                  -------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                       Stonebrook Fund Management LLC
                                         Form 13F Information Table
                                         Quarter Ended June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                        Title of                Value        Shares/   SH/     Put/    Investment  Other        Voting Authority
Name of Issuer           Class       CUSIP      (x $1000)    Prn Amt   PRN     Call    Discretion  Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO   CL A       002896207     4,367      112,700   SH              SOLE                   112,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING CORP     COM NEW    01859P609    13,370      779,121   SH              SOLE                   779,121
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE & MFG
HLDGS IN                 COM        024061103    36,367     1,000,200  SH              SOLE                 1,000,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP CORP          COM        03073T102    15,114       307,200  SH              SOLE                   307,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANTHEM INC               COM        03674B104    37,535       419,100  SH              SOLE                   419,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSURANT INC             COM        04621X108    32,226     1,221,600  SH              SOLE                 1,221,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSURED GUARANTY LTD     COM        G0585R106    11,387       671,800  SH              SOLE                   671,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AUTOZONE INC             COM        053332102    36,566       456,500  SH              SOLE                   456,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC     COM        07556Q105    37,596       374,800  SH              SOLE                   374,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL WEST HLDGS INC   COM        11037M105     3,203       176,100  SH              SOLE                   176,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CBRL GROUP INC           COM        12489V106     7,713       250,000  SH              SOLE                   250,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CEC ENTMT INC            COM        125137109    24,021       814,000  SH              SOLE                   814,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP              COM        152312104    33,704       736,700  SH              SOLE                   736,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC           COM        23331A109    34,517     1,215,400  SH              SOLE                 1,215,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR TREE STORES INC   COM        256747106    29,505     1,075,662  SH              SOLE                 1,075,662
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FURNITURE BRANDS INC     COM        360921100    19,386       773,900  SH              SOLE                   773,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAIDLAW INTL INC         COM        50730R102    15,882     1,225,500  SH              SOLE                 1,225,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LEAPFROG EMTERPRISES
INC                      CL A       52186N106    20,477     1,029,500  SH              SOLE                 1,029,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LINENS N THINGS INC      COM        535679104    30,424     1,038,000  SH              SOLE                 1,038,000
------------------------------------------------------------------------------------------------------------------------------------

                                       Stonebrook Fund Management LLC
                                         Form 13F Information Table
                                         Quarter Ended June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                        Title of                Value        Shares/   SH/     Put/    Investment  Other        Voting Authority
Name of Issuer           Class       CUSIP      (x $1000)    Prn Amt   PRN     Call    Discretion  Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIBORNE INC        COM        539320101    28,809       800,700  SH              SOLE                   800,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC           CL A       559222401    23,388       274,600  SH              SOLE                   274,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC               COM        577081102    30,795     1,687,400  SH              SOLE                 1,687,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY
BANCORP INC              COM        649445103    25,586     1,303,400  SH              SOLE                 1,303,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC SUNWEAR
CALIF INC                COM        694873100    36,247     1,850,300  SH              SOLE                 1,850,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RPM INTL INC             COM        749685103    18,991     1,249,400  SH              SOLE                 1,249,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL LTD          COM        758110100    36,167     1,005,200  SH              SOLE                 1,005,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STANDARD PAC CORP
NEW                      COM        85375C101    25,740       522,100  SH              SOLE                   522,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC      COM        89579K109    25,599       687,600  SH              SOLE                   687,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL HLTH SVCS
INC                      CL B       913903100     6,980       152,100  SH              SOLE                   152,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WELLCHOICE INC           COM        949475107    29,878       721,700  SH              SOLE                   721,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS
LTD                      SHS        G96655108    34,308       916,100  SH              SOLE                   916,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
YELLOW ROADWAY CORP      COM        985577105    20,926       524,981  SH              SOLE                   524,981
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 32 DATA RECORDS                        786,774           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED